ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 119
Accounts receivable and other	276
Inventory	118
Equity accounted investments	74
Investment properties	988
Intangible assets	560
Goodwill	14,953	$ 14,714
Total assets	6,952
Less:
Accounts payable and other	(490)
Non-recourse borrowings	(2,620)
Deferred income tax liabilities	(125)
Non-controlling interests	(101)
Total liabilities	(3,336)
Net assets acquired	3,616
Renewable Power
Less:
Consideration transferred, acquisition-date asset level debt	1,400
Real Estate
Disclosure of detailed information about business combination [line items]
Investment properties	988
Total
Disclosure of detailed information about business combination [line items]
Total assets	7,000
Less:
Consideration	3,616
Consideration transferred, acquisition-date asset level debt	3,600
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	17
Accounts receivable and other	86
Inventory	112
Equity accounted investments	20
Property, plant and equipment	68
Intangible assets	91
Goodwill	293
Total assets	687
Less:
Accounts payable and other	(204)
Non-recourse borrowings	(103)
Deferred income tax liabilities	(26)
Non-controlling interests	(11)
Total liabilities	(344)
Net assets acquired	343
Consideration	343
Total | Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2
Accounts receivable and other	97
Inventory	6
Equity accounted investments	0
Property, plant and equipment	2,351
Intangible assets	0
Goodwill	102
Total assets	2,558
Less:
Accounts payable and other	(155)
Non-recourse borrowings	(975)
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(1,130)
Net assets acquired	1,428
Consideration	1,428
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	54
Accounts receivable and other	77
Inventory	0
Equity accounted investments	10
Property, plant and equipment	1,720
Intangible assets	2
Goodwill	0
Total assets	2,851
Less:
Accounts payable and other	(70)
Non-recourse borrowings	(1,319)
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(1,389)
Net assets acquired	1,462
Consideration	$ 1,462